ACQUISITION - Intangible Assets Acquired (Details) - USD ($) $ in Thousands		1 Months Ended		12 Months Ended
	May 18, 2016	Mar. 31, 2016	Jan. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquired assets and liabilities	$ 2,705
Gain from bargain purchase				$ 0	$ 0	$ 10,515
Leaders in Community Alternatives [Member]
Total consideration			$ 2,918
Capital acquired			435
Deferred tax liability			(170)
Goodwill			2,229
Leaders in Community Alternatives [Member] | Customer Relationships [Member]
Finite-lived Intangible Assets Acquired			$ 424
Safend Ltd [Member]
Capital acquired		$ (145)
Deferred tax asset		606
Deferred tax liability		(565)
Gain from bargain purchase		3,662
Safend Ltd [Member] | Customer Relationships [Member]
Total consideration		0
Finite-lived Intangible Assets Acquired		1,912
Safend Ltd [Member] | Intellectual Property [Member]
Finite-lived Intangible Assets Acquired		346
Safend Ltd [Member] | Patents [Member]
Finite-lived Intangible Assets Acquired		$ 1,508
Alvarion Technologies Ltd. [Member]
Total consideration	1,425
Finite-lived Intangible Assets Acquired	1,026
Deferred tax liability	(257)
Gain from bargain purchase	6,853
Alvarion Technologies Ltd. [Member] | Technology-Based Intangible Assets [Member]
Finite-lived Intangible Assets Acquired	739
Alvarion Technologies Ltd. [Member] | Patents [Member]
Finite-lived Intangible Assets Acquired	3,775
Alvarion Technologies Ltd. [Member] | Brand [Member]
Finite-lived Intangible Assets Acquired	$ 290